Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

Note 8 — Income Taxes

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Six Months Ended June 30,
	2020	2019
Tax at federal statutory rate	21.0%	21.0%
U.S. income subject to valuation allowance	-21.0%	-21.0%
Foreign tax	0.0%	-1.7%
Effective income tax rate	0.0%	-1.7%

The Company has determined that the gain on divestiture of $4,911,760 is a taxable transaction to the Company. The tax provision of approximately $1,030,000 would be offset by the utilization of the Company’s net operating loss carryforwards. The Company has sufficient net operating losses carryforwards to cover any tax liabilities generated due to the divestment of Cloud B, Inc. The Company does not have any deferred income tax expense from the gain due to the Company recording a full valuation allowance against all net operating losses in prior periods.

Note 12 — Income Taxes

Edison Nation, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on income allocated to it from Fergco, Edison Nation Holdings, LLC, Edison Nation, LLC, Safe TV Shop, LLC, Everyday Edisons, LLC and Pirasta, LLC based upon Edison Nation, Inc.’s economic interest in those entities. Cloud B, Inc. is taxed as a corporation and pays corporate federal, state and local taxes on its income. The Company has three foreign entities of which only SRM has operations, SRM is an entity subject to the Hong Kong, China tax regime. The Hong Kong tax returns remain subject to examination by local taxing authorities beginning with the tax year ended December 31, 2011.

Cloud B, Inc. was a Subchapter S pass-through entity for income tax purposes prior to its acquisition by the Company on October 29, 2018. Accordingly, Cloud B, Inc. was not subject to income taxes prior to the acquisition and therefore the tax provision related to the United States income is only for the post-acquisition period.

Edison Nation Holdings, LLC and its subsidiaries are disregarded limited liability corporation entities for income tax purposes. Accordingly, EN was not subject to income taxes prior to the acquisition on September 4, 2018 and the results of operations were not material therefore the tax provision related to the United States income is only for the post-acquisition period.

United States and foreign components of income before income taxes were as follows:

	For the Years Ended December 31,
	2019	2018
United States	$(14,210,716)	$(5,828,261)
Foreign	(7,811)	788,159
Income before income taxes	$(14,218,527)	$(5,040,102)

The tax effects of temporary differences that give rise to deferred tax assets or liabilities are presented below:

	For the Years Ended December 31,
	2019	2018
Deferred tax assets:
Stock-based compensation	$987,747	$682,115
Goodwill and intangible assets	-	19,410
Operating lease liabilities	158,430	-
Net operating loss carryforwards	2,324,863	493,063
Less: valuation allowance	(2,424,196)	(1,194,587)
Net deferred tax assets	$1,046,844	$-

Deferred tax liabilities:
Right of use assets	(153,741)	-
Goodwill and intangible assets	(811,000)	-
Property and equipment	$(82,103)	$341
Net deferred tax liabilities	$(1,046,844)	$341
Net deferred tax liabilities	$-	$341

As of December 31, 2019 and 2018, the Company had $9,675,770 and $2,223,498 of federal net operating loss carryforwards and $7,532,274 and $0 of state net operating loss carryforwards for income tax purposes, respectively. In connection with the IPO the Company does not believe the ownership change resulted in the loss of past net operating loss carryforwards. The above net operating loss carryforwards may be subject to an annual limitation under Section 382 and 383 of the Internal Revenue Code of 1986, and similar state provisions if the Company experiences one or more ownership changes. The Company believes the goodwill acquired in the Edison Nation Holdings acquisition is deductible for tax purposes. The Company evaluates its ability to realize deferred tax assets on a quarterly basis and establishes a valuation allowance when it is more likely than not that all or a portion of a deferred tax asset may not be realized. As of December 31, 2019 and 2018, the Company has recorded a net deferred tax asset of $3,471,040 and $1,194,587, respectively. However, these net deferred tax assets will only be utilized to the extent the Company generates sufficient taxable income. As of December 31, 2019, and 2018, the Company established a valuation allowance in the amount of $2,424,196 and $1,194,587, respectively, against the net deferred tax asset as it is not more likely than not that it is realizable based on current available evidence.

The income tax provision (benefit) consists of the following:

	For the Years Ended December 31,
	2019	2018
Current:
Federal	$-	$10,185
Foreign	3,166	292,491
State and local	(22,372)	35,107
Total current	$(19,206)	$337,783

Deferred:
Federal	$(896,468)	$(722,975)
Foreign	(341)	(2,316)
State and local	(333,141)	(10,102)
Less: valuation allowance	1,229,609	701,525
Total deferred	$(341)	$(33,868)
Income tax provision (benefit)	$19,547	$303,915

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2019	2018
Tax at federal statutory rate	21.0%	21.0%
Effect of U.S. tax law change	0.0%	0.0%
U.S. income attributable to pass-through entity	0.0%	0.0%
U.S. income subject to valuation allowance	-14.6%	-20.5%
State and local income taxes	0.2%	0.0%
Foreign income not subject to U.S. federal tax	0.0%	0.0%
Foreign tax	0.0%	-6.3%
Nondeductible expenses	-6.5%	0.0%
Other	0.0%	-0.2%
Effective income tax rate	0.1%	-6.0%

The statutory federal income tax rate differs from the Company’s effective tax rate due to the valuation allowance related to deferred tax assets and net operating losses and foreign income taxes in Hong Kong.